Transactions with Related Parties	12 Months Ended
Dec. 31, 2015
Transactions with related parties [Abstract]
TRANSACTIONS WITH RELATED PARTIES
NOTE 15: TRANSACTIONS WITH RELATED PARTIES
The Navios Holdings Credit Facilities: In September 2010, Navios Acquisition entered into a $40,000 credit facility with Navios Holdings which is available for multiple drawings up to a limit of $40,000 (see also Note 12). The $40,000 facility has a margin of LIBOR plus 300 bps and pursuant to an amendment dated November 8, 2011, the maturity of the facility was extended to December 2014. In December 2014 the facility was renewed for one year.
As of December 31, 2015, there was no outstanding amount under this facility. For the years ended December 31, 2015, 2014 and 2013, interest expense in relation to this facility amounted to $0, $0 and $199, respectively, and was included under interest expense and finance cost, net in the statement of operations.
On November 11, 2014, Navios Acquisition entered into a short term credit facility with Navios Holdings pursuant to which Navios Acquisition may borrow up to $200,000 for general corporate purposes. The loan provided for an arrangement fee of $4,000 and bore a fixed interest of 600 bps. Pursuant to the terms of the short term credit facility, the Company drew down an amount of $169,650 on November 13, 2014. The facility matured and was repaid in full by December 29, 2014.
Management fees:  Pursuant to the Management Agreement dated May 28, 2010 as amended on May 4, 2012, a subsidiary of Navios Holdings provided for five years from the closing of the Company's initial vessel acquisition, commercial and technical management services to Navios Acquisition's vessels for a daily fee through May 28, 2014. This daily fee covered all of the vessels' operating expenses, other than certain fees and costs. Dry docking expenses were fixed for the first four years under this agreement for up to $300 per LR1 and MR2 product tanker vessel and were reimbursed at cost for VLCC vessels.
In May 2014, Navios Acquisition extended the duration of its existing Management Agreement with Navios Holdings until May 2020 and fixed the fees for ship management services of its owned fleet for two additional years through May 2016 at current rates for product tanker and chemical tanker vessels, being $6.0 daily rate per MR2 product tanker and chemical tanker vessel and $7.0 daily rate per LR1 product tanker vessel and reduced the rate by 5% to $9.5 daily rate per VLCC vessel. Dry docking expenses under this Management Agreement will be reimbursed at cost for all vessels.
Effective March 30, 2012, Navios Acquisition can, upon request to Navios Holdings, partially or fully defer the reimbursement of dry docking and other extraordinary fees and expenses under the Management Agreement to a later date, but not later than January 5, 2016, and if reimbursed on a later date, such amounts will bear interest at a rate of 1% per annum over LIBOR. Commencing as of September 28, 2012, Navios Acquisition can, upon request, reimburse Navios Holdings partially or fully, for any fixed management fees outstanding for a period of not more than nine months under the Management Agreement at a later date, but not later than January 5, 2016, and if reimbursed on a later date, such amounts will bear interest at a rate of 1% per annum over LIBOR.
Total management fees for each of the years ended December 31, 2015, 2014 and 2013 amounted to $95,336, $95,827 and $71,392, respectively.
General and administrative expenses: On May 28, 2010, Navios Acquisition entered into an Administrative Services Agreement with Navios Holdings, expiring on May 28, 2015, pursuant to which Navios Holdings provides certain administrative management services to Navios Acquisition which include: bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other services. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. In May 2014, Navios Acquisition extended the duration of its existing Administrative Services Agreement with Navios Holdings, until May 2020 pursuant to its existing terms.
For each of the years ended December 31, 2015, 2014 and 2013 the expense arising from administrative services rendered by Navios Holdings amounted to $7,608, $7,314 and $3,476, respectively.

Balance due to related parties: Amounts due to related parties as of December 31, 2015 and December 31, 2014 were $0 and $28,114, respectively, of which the current amount payable to Navios Holdings and its subsidiaries was $0 and $18,489, respectively, and the long term amount payable was $0 and $9,625, respectively. The amounts mainly consisted of management fees, administrative fees, dry docking costs and other expenses, along with amounts paid by Navios Holdings on behalf of the Company in relation to the Company's vessels, while these were under construction.
Balance due from related parties: Amounts due from related parties as of December 31, 2015 and December 31, 2014 were $17,837 and $1,361, respectively. As of December 31, 2015, the Company had: (i) a receivable from Navios Europe I in the amount of $1,743 in connection with the accrued interest income on the working capital loan; (ii) a receivable from Navios Europe II in the amount of $573 in connection with the accrued interest income on the working capital loan; (iii) a receivable from Navios Holdings in the amount of $15,175 in connection with the prepayment of management fees and other expenses; and (iv) a receivable from Navios Midstream in the amount of $346. As of December 31, 2014, the Company had: (a) a receivable from Navios Midstream in the amount of $674 in connection with various payables that were settled on its behalf; and (b) a receivable from Navios Europe I in the amount of $687 in connection with the accrued interest income on the working capital loan.
Omnibus Agreements
Acquisition Omnibus Agreement: Navios Acquisition entered into an omnibus agreement (the “Acquisition Omnibus Agreement”) with Navios Holdings and Navios Partners in connection with the closing of Navios Acquisition's initial vessel acquisition, pursuant to which, among other things, Navios Holdings and Navios Partners agreed not to acquire, charter-in or own liquid shipment vessels, except for container vessels and vessels that are primarily employed in operations in South America without the consent of an independent committee of Navios Acquisition. In addition, Navios Acquisition, under the Acquisition Omnibus Agreement, agreed to cause its subsidiaries not to acquire, own, operate or charter-in drybulk carriers under specific exceptions. Under the Acquisition Omnibus Agreement, Navios Acquisition and its subsidiaries grant to Navios Holdings and Navios Partners a right of first offer on any proposed sale, transfer or other disposition of any of its drybulk carriers and related charters owned or acquired by Navios Acquisition. Likewise, Navios Holdings and Navios Partners agreed to grant a similar right of first offer to Navios Acquisition for any liquid shipment vessels they might own. These rights of first offer will not apply to a: (a) sale, transfer or other disposition of vessels between any affiliated subsidiaries, or pursuant to the existing terms of any charter or other agreement with a counterparty; or (b) merger with or into, or sale of substantially all of the assets to, an unaffiliated third party.
Midstream Omnibus Agreement: Navios Acquisition entered into an omnibus agreement (the “Midstream Omnibus Agreement”), with Navios Midstream, Navios Holdings and Navios Partners in connection with the Navios Midstream IPO, pursuant to which Navios Acquisition, Navios Midstream, Navios Holdings, Navios Partners and their controlled affiliates generally have agreed not to acquire or own any VLCCs, crude oil tankers, refined petroleum product tankers, LPG tankers or chemical tankers under time charters of five or more years without the consent of the Navios Midstream General Partner. The Midstream Omnibus Agreement contains significant exceptions that will allow Navios Acquisition, Navios Holdings, Navios Partners or any of their controlled affiliates to compete with Navios Midstream under specified circumstances.
Under the Midstream Omnibus Agreement, Navios Midstream and its subsidiaries will grant to Navios Acquisition a right of first offer on any proposed sale, transfer or other disposition of any of its VLCCs or any crude oil tankers, refined petroleum product tankers, LPG tankers or chemical tankers and related charters owned or acquired by Navios Midstream. Likewise, Navios Acquisition will agree (and will cause its subsidiaries to agree) to grant a similar right of first offer to Navios Midstream for any of the VLCCs, crude oil tankers, refined petroleum product tankers, LPG tankers or chemical tankers under charter for five or more years it might own. These rights of first offer will not apply to a: (a) sale, transfer or other disposition of vessels between any affiliated subsidiaries, or pursuant to the terms of any charter or other agreement with a charter party or, (b) merger with or into, or sale of substantially all of the assets to, an unaffiliated third-party.
Backstop Agreements: On November 18, 2014, Navios Acquisition entered into backstop agreements with Navios Midstream. In accordance with the terms of the backstop agreements, Navios Acquisition has provided a backstop commitment to charter-in the Shinyo Ocean and the Shinyo Kannika for a two-year period as of their scheduled redelivery at the currently contracted rate if the market charter rate is lower than the currently contracted rate. Further, Navios Acquisition has provided a backstop commitment to charter-in the Nave Celeste for a two-year period as of its scheduled redelivery, at the net time charter-out rate per day (net of commissions) of $35 if the market charter rate is lower than the charter-out rate of $35. Navios Acquisition has also provided a backstop commitment to charter-in the option vessels, the Nave Galactic and the Nave Quasar for a four-year period as of their scheduled redelivery, at the net time charter-out rate per day (net of commissions) of $35 if the market charter rate is lower than the charter-out rate of $35. Conversely, if market charter rates are higher during the backstop period, such vessels will be chartered-out to third-party charterers at prevailing market rates and Navios Acquisition's backstop commitment will not be triggered. The backstop commitment does not include any profit sharing.
Navios Midstream General Partner Option Agreement with Navios Holdings: Navios Acquisition entered into an option agreement, dated November 18, 2014, with Navios Holdings under which Navios Acquisition grants Navios Holdings the option to acquire any or all of the outstanding membership interests in Navios Midstream General Partner and all of the incentive distribution rights in Navios Midstream representing the right to receive an increasing percentage of the quarterly distributions when certain conditions are met. The option shall expire on November 18, 2024. Any such exercise shall relate to not less than twenty-five percent of the option interest and the purchase price for the acquisition of all or part of the option interest shall be an amount equal to its fair market value.
Option Vessels: In connection with the IPO of Navios Midstream, Navios Acquisition has granted options to Navios Midstream, exercisable until November 2016, to purchase five more VLCCs (other than the Nave Celeste and the C. Dream) from Navios Acquisition at fair market value.
Sale of C. Dream and Nave Celeste: On June 18, 2015, Navios Acquisition sold the vessel-owning subsidiaries of the C. Dream and the Nave Celeste to Navios Midstream for a sale price of $100,000 in total. Out of the $100,000 purchase price, $73,000 was paid in cash and the remaining amount was paid through the issuance of 1,592,920 subordinated Series A Units of Navios Midstream. In conjunction with the transaction, Navios Midstream also issued 32,509 general partner units to the General Partner, in order for the General Partner to maintain its 2.0% general partnership interest, for $551.
The Company recognized its incremental investment in Navios Midstream, which amounted to $27,665 under “Investment in affiliates”. The investment was recognized at fair value at $17.02 per unit. The incremental investment included the Company's share of the basis difference between the fair value and the underlying book value of Navios Midstream's assets at the transaction date, which amounted to $2,554. Of this difference an amount of $(72) was allocated to the intangibles assets and $2,626 was allocated to the tangible assets. This difference is amortized through “Equity in net earnings of affiliated companies” over the remaining life of Navios Midstream's tangible and intangible assets.
The transaction resulted in a gain on sale of $14,742, of which $5,771 was recognized at the time of sale in the statements of operations under “Gain / (loss) on sale of vessels” and the remaining $8,971 representing profit of Navios Acquisition's 60.9% interest in Navios Midstream has been deferred under “Deferred gain on sale of assets” and is being amortized over the vessels' remaining useful life or until the vessels are sold.
Balance due from Navios Europe I: Navios Holdings, Navios Acquisition and Navios Partners have made available to Navios Europe I (in each case, in proportion to their ownership interests in Navios Europe I) revolving loans up to $24,100 to fund working capital requirements (collectively, the “Navios Revolving Loans I”). See Note 8 for the Investment in Navios Europe I and the respective ownership interests.
Balance due from Navios Europe I as of December 31, 2015 amounted to $10,266 (December 31, 2014: $8,478) which included the Navios Revolving Loans I of $7,125 (December 31, 2014: $7,125), the non-current amount of $1,398 (December 31, 2014: $665) related to the accrued interest income earned under the Navios Term Loans I under the caption “Loans receivable from affiliates” and the accrued interest income earned under the Navios Revolving Loans I of $1,743 (December 31, 2014: $688) under the caption “Balance due from related parties.”
The Navios Revolving Loans I and the Navios Term Loans I earn interest and an annual preferred return, respectively, at 12.7% per annum, on a quarterly compounding basis and are repaid from free cash flow (as defined in the loan agreement) to the fullest extent possible at the end of each quarter. There are no covenant requirements or stated maturity dates. As of December 31, 2015, the amount undrawn under the Navios Revolving Loans I was $9,100, of which Navios Acquisition is committed to fund $4,323.
Balance due from Navios Europe II: Navios Holdings, Navios Acquisition and Navios Partners have made available to Navios Europe II (in each case, in proportion to their ownership interests in Navios Europe II) revolving loans up to $38,500 to fund working capital requirements (collectively, the “Navios Revolving Loans II”). See Note 8 for the Investment in Navios Europe II and respective ownership interests.
Balance due from Navios Europe II as of December 31, 2015 amounted to $8,525 which included the Navios Revolving Loans II of $7,327, the non-current amount of $625 related to the accrued interest income earned under the Navios Term Loans II under the caption “Loans receivable from affiliates” and the accrued interest income earned under the Navios Revolving Loans II of $573 under the caption “Balance due from related parties.” The Navios Revolving Loans II and the Navios Term Loans II earn interest and an annual preferred return, respectively, at 18% per annum, on a quarterly compounding basis and are repaid from free cash flow (as defined in the loan agreement) to the fullest extent possible at the end of each quarter. There are no covenant requirements or stated maturity dates. As of December 31, 2015, the amount undrawn under the Navios Revolving Loans II was $23,075, of which Navios Acquisition is committed to fund $10,961. As of December 31, 2015, the outstanding amount was fully drawn under the Navios Term Loans II.
Compensation: In December 2015, the Compensation committee of Navios Acquisition authorized and approved a cash payment of $2,750 and an additional $2,750 payment to the directors and/or officers of the Company subject to fulfillment of certain service conditions in 2016.